Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)		Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4) ($)	Value of Initial Fixed $100 Investment Based On Peer Group’s Total Shareholder Return(5) ($)	Net Income ($)
Fiscal 2024	1,090,000	1,090,000		1,243,526	1,552,575	(6)	588.83	160.76	68,264,000
Fiscal 2023	1,075,425	1,075,425		1,095,435	1,083,516	(7)	364.36	123.63	44,366,000
Fiscal 2022	1,027,500	1,080,870	(8)	584,101	597,684	(9)	399.85	102.23	29,005,000
Fiscal 2021	1,144,500	1,144,500	(10)	671,833	671,833	(11)	764.87	143.91	96,891,000

Named Executive Officers, Footnote [Text Block]
(2)	Shmuel Jonas, Chief Executive Officer, is the Principal Executive Officer (“PEO”).

PEO Total Compensation Amount	$ 1,090,000	$ 1,075,425	$ 1,027,500	$ 1,144,500
PEO Actually Paid Compensation Amount	1,090,000	1,075,425	1,080,870	1,144,500
Non-PEO NEO Average Total Compensation Amount	1,243,526	1,095,435	584,101	671,833
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,552,575	1,083,516	597,684	671,833
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)	In Fiscal 2024, the average compensation actually paid to non-PEO NEOs was higher than the total amount disclosed in the Summary Compensation Table in the average amount of $309,049, due to the following:

(a)	an increase in the average amount of $179,681 ($898,405 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock and deferred stock units awarded during Fiscal 2024 to the Non-PEO NEOs that did not vest during Fiscal 2024 based upon the closing price of our Class B Common Stock on July 31, 2024 (the last trading day of Fiscal 2023) of $38.23; see Outstanding Equity Awards at Fiscal Year-End, above;
(b)	an increase in the average amount of $297,500 ($1,487,498 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock and DSUs awarded during Fiscal 2024 to the Non-PEO NEOs that vested during Fiscal 2024 based upon the closing price of our Class B Common Stock on the applicable date of vesting; see Option Exercises and Stock and Deferred Stock Units Vested, above;

(c)	an increase in the average amount of $285,220 ($1,426,101 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock and DSUs outstanding and unvested on July 31, 2024 (the last trading day of Fiscal 2024, which had a closing price of our Class B Common Stock on such date of $38.23) as compared to the fair market value of such restricted shares of Class B Common Stock and DSUs that were outstanding and unvested on July 31, 2023 (the last trading day of Fiscal 2023, which had a closing price of our Class B Common Stock on such date of $23.63);
(d)	an increase in the average amount of $5,434 ($27,172 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock and DSUs that vested during Fiscal 2024 (based on the closing price of our Class B Common Stock on such vesting date) as compared to the fair market value of such restricted shares of Class B Common Stock and DSUs that were outstanding and unvested on July 31, 2023 (the last trading day of Fiscal 2023, which had a closing price of our Class B Common Stock on such date of $23.63); and
(e)	a decrease in the average amount of $458,786 ($2,293,930 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock and DSUs awarded during Fiscal 2024 to the Non-PEOs based upon the price of the Class B Common Stock at the applicable grant date; see Summary Compensation Table, above.

(7)	In Fiscal 2023, the average compensation actually paid to non-PEO NEOs was lower than the total amount disclosed in the Summary Compensation Table in the average amount of $11,919, due to the following:

(a)	an increase in the average amount of $466,487 ($2,332,436 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock and DSUs awarded during Fiscal 2023 to the Non-PEO NEOs that did not vest during Fiscal 2023 based upon the closing price of our Class B Common Stock on July 31, 2023 (the last trading day of Fiscal 2023) of $23.63; see Outstanding Equity Awards at Fiscal Year-End, above;
(b)	an increase in the average amount of $46,314 ($231,570 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock and DSUs awarded during Fiscal 2023 to the Non-PEO NEOs that vested during Fiscal 2023 based upon the closing price of our Class B Common Stock on the applicable date of vesting; see Option Exercises and Stock and Deferred Stock Units Vested, above. Excluded from this calculation are restricted shares of Class B Common Stock owned by Bill Pereira and Marcelo Fischer that were awarded in Fiscal 2023 for services provided in Fiscal 2022, see footnote 8 below; and
(c)	a decrease in the average amount of $524,720 ($2,623,200 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock and DSUs awarded during Fiscal 2023 to the Non-PEOs based upon the price of the Class B Common Stock at the applicable grant date; see Summary Compensation Table, above.

(8)	In Fiscal 2022, the compensation actually paid to Shmuel Jonas (PEO) was greater than the total amount disclosed in the Summary Compensation Table in the amount of $53,370, due to the following:

(a)	an increase in the amount of $319,620 related to the fair market value of restricted shares of Class B Common Stock awarded during Fiscal 2024 for services provided by Shmuel Jonas in Fiscal 2022 that vested upon grant based upon the closing price of our Class B Common Stock on the applicable date of vesting; see Option Exercises and Stock and Deferred Stock Units Vested, above; and
(b)	a decrease in the amount of $266,250 related to the fair market value of restricted shares of Class B Common Stock awarded during Fiscal 2024 for services provided by Shmuel Jonas in Fiscal 2022 based upon the price of the Class B Common Stock at the applicable grant date; see Summary Compensation Table, above.

(9)	In Fiscal 2022, the average compensation actually paid to non-PEO NEOs was higher than the total amount disclosed in the Summary Compensation Table in the average amount of $13,583, due to the following:

(a)	an increase in the average amount of $83,334 ($416,670 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock awarded during Fiscal 2023 for services provided by two non-PEO NEOs (Bill Pereira and Marcelo Fischer) in Fiscal 2022 that vested upon grant based upon the closing price of our Class B Common Stock on the applicable date of vesting; see Option Exercises and Stock and Deferred Stock Units Vested, above; and
(b)	a decrease in the average amount of $69,751 ($348,753 in the aggregate) related to the fair market value of restricted shares of Class B Common Stock awarded during Fiscal 2023 for services provided by two non-PEO NEOs (Bill Pereira and Marcelo Fischer) in Fiscal 2022 based upon the price of the Class B Common Stock at the applicable grant date; see Summary Compensation Table, above.

(10)	The value of a grant to Shmuel Jonas in Fiscal 2021 of 50 restricted shares of Class B common stock of net2phone 2.0, Inc., a subsidiary of the Company (“net2phone 2.0”), which represents 5% of the outstanding common stock of net2phone 2.0, was valued at the time of grant and assumed to not have changed value by the end of Fiscal 2021 as such shares were illiquid and did not vest by the end of Fiscal 2021.

(11)	The value of a grant to Howard S. Jonas (a non-PEO NEO) in Fiscal 2021 of 50 restricted shares of Class B common stock of net2phone 2.0, which represents 5% of the outstanding common stock of net2phone 2.0, was valued at the time of grant and assumed to not have changed value by the end of Fiscal 2021 as such shares were illiquid and did not vest by the end of Fiscal 2021.

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	Calculated based on a hypothetical $100 investment beginning at market close on July 31, 2020.

Total Shareholder Return Amount	$ 588.83	364.36	399.85	764.87
Peer Group Total Shareholder Return Amount	160.76	123.63	102.23	143.91
Net Income (Loss) Attributable to Parent	$ 68,264,000	$ 44,366,000	$ 29,005,000	$ 96,891,000
PEO Name	Shmuel Jonas	Shmuel Jonas	Shmuel Jonas	Shmuel Jonas
Additional 402(v) Disclosure [Text Block]
(5)	Calculated based on a hypothetical $100 investment beginning at market close on July 31, 2020 in the S&P 500 Communication Services.

Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 309,049	$ 11,919
Number of restricted shares grant				50
Outstanding common stock percentage				5.00%
Non-PEO NEO [Member] | Increase in Average Amount Equity Awards did not Vest in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	179,681	466,487
Non-PEO NEO [Member] | Aggregate Amount Equity Awards did not Vest in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 898,405	$ 2,332,436
Non-PEO NEO [Member] | Outstanding Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Common stock closing price	$ 38.23	$ 23.63
Non-PEO NEO [Member] | Increase in Average Amount Equity Awards Awarded in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 297,500
Non-PEO NEO [Member] | Aggregate Amount Equity Awards Awarded in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,487,498
Non-PEO NEO [Member] | Increase in Average Amount Equity Awards Unvested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	285,220
Non-PEO NEO [Member] | Aggregate Amount Equity Awards Unvested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,426,101
Non-PEO NEO [Member] | Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Common stock closing price	$ 38.23	$ 23.63
Non-PEO NEO [Member] | Increase in Average Amount Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,434	$ 46,314
Non-PEO NEO [Member] | Aggregate Amount Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,172	231,570
Non-PEO NEO [Member] | Decrease in Average Amount Equity Awards Grant in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(458,786)	(524,720)
Non-PEO NEO [Member] | Aggregate Amount Equity Awards Grant in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,293,930)	$ (2,623,200)
Non-PEO NEO [Member] | Average Compensation Higher than Total Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 13,583
Non-PEO NEO [Member] | Increase in Average Amount of Equity Awards Vested upon Grant based upon Closing Price of ClassB Common Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			83,334
Non-PEO NEO [Member] | Aggregate Amount of Equity Awards Vested upon Grant based upon Closing Price of Class B Common Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			416,670
Non-PEO NEO [Member] | Decrease in Average Amount of Equity Awards for Services Based upon Price of Class B Common Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(69,751)
Non-PEO NEO [Member] | Aggregate Amount of Equity Awards for Services Based upon Price of Class B Common Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(348,753)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			53,370
Number of restricted shares grant				50
Outstanding common stock percentage				5.00%
PEO [Member] | Increase in Amount Related to Fair Market Value Awards for Services [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			319,620
PEO [Member] | Decrease in Amount Related to Fair Market Value Awards for Services [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (266,250)